Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

February 4, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the First Trust Merger Arbitrage Fund and First Trust Multi-Strategy Fund, each a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on January 27, 2026, with an effective date of January 31, 2026.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Carmen M. Castillo-Andino

Carmen M. Castillo-Andino

Investment Managers Series Trust II